UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21400
Eaton Vance Tax-Advantaged Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	August 31
Date of Reporting Period:	November 30, 2006

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Dividend Income Fund                                                          as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.3%

Security	Shares	Value
Aerospace & Defense — 1.3%
Honeywell International, Inc.	300,000	$12,894,000
United Technologies Corp.	224,100	14,461,173
		$27,355,173
Auto Components — 0.6%
Johnson Controls, Inc.	159,300	$12,955,869
		$12,955,869
Capital Markets — 1.8%
Goldman Sachs Group, Inc. (The)	196,000	$38,180,800
		$38,180,800
Commercial Banks — 17.5%
Allied Irish Banks PLC (1)	332,000	$9,222,239
Anglo Irish Bank Corp. PLC (1)	849,895	16,234,693
Bank of Ireland (1)	771,700	16,598,482
Bank of Montreal (1)	179,000	10,725,680
Bank of Nova Scotia (1)	206,600	9,396,168
Barclays PLC (1)	2,792,028	37,452,809
BNP Paribas SA (1)	376,000	40,657,084
Canadian Imperial Bank of Commerce (1)	200,000	15,709,282
HBOS PLC (1)	313,500	6,424,248
HSBC Holdings PLC (1)	2,617,979	48,407,952
KBC Groep NV (1)	365,300	41,234,477
Societe Generale (1)	213,540	35,920,990
UniCredito Italiano SPA (1)	3,671,000	31,810,139
Wachovia Corp.	900,000	48,771,000
		$368,565,243
Commercial Services & Supplies — 1.0%
Biffa PLC (1)(2)	1,000,000	$5,138,918
R.R. Donnelley & Sons Co.	450,000	15,871,500
		$21,010,418
Communications Equipment — 1.5%
Nokia Oyj ADR	1,554,500	$31,431,990
		$31,431,990
Computer Peripherals — 0.8%
International Business Machines Corp.	172,400	$15,847,008
		$15,847,008

Diversified Financial Services — 4.8%
Bank of America Corp.	771,300	$41,534,505
Citigroup, Inc.	949,630	47,092,152
JPMorgan Chase & Co.	256,400	11,866,192
		$100,492,849
Diversified Telecommunication Services — 8.1%
AT&T, Inc.	1,500,000	$50,865,000
BellSouth Corp.	550,000	24,524,500
BT Group PLC (1)	6,250,000	34,923,473
Embarq Corp.	45,000	2,315,250
Telefonos de Mexico SA de CV ADR	1,700,000	44,370,000
Telenor ASA (1)	756,900	13,022,120
Windstream Corp.	51,696	720,642
		$170,740,985
Electric Utilities — 12.5%
E.ON AG (1)	500,000	$64,388,689
Edison International	1,500,000	68,970,000
Entergy Corp.	50,000	4,566,000
Exelon Corp.	75,000	4,554,750
FirstEnergy Corp.	350,000	20,944,000
Fortum Oyj (1)	1,200,000	35,202,706
FPL Group, Inc.	400,000	21,320,000
Scottish Power PLC (1)	2,936,508	43,729,889
		$263,676,034
Electrical Equipment — 1.6%
Cooper Industries, Ltd., Class A (1)	225,000	$20,574,000
Emerson Electric Co.	150,000	13,005,000
		$33,579,000
Energy Equipment & Services — 0.3%
Noble Corp. (1)	83,250	$6,431,062
		$6,431,062
Food Products — 2.3%
Nestle SA (1)	135,300	$47,852,021
		$47,852,021
Hotels, Restaurants & Leisure — 0.4%
Starwood Hotels & Resorts Worldwide, Inc.	130,000	$8,342,100
		$8,342,100
Household Durables — 1.7%
D.R. Horton, Inc.	608,000	$16,197,120
Stanley Works (The)	400,000	20,408,000
		$36,605,120

Household Products — 0.4%
Kimberly-Clark Corp.	135,000	$8,973,450
		$8,973,450
Industrial Conglomerates — 2.1%
General Electric Co.	1,268,100	$44,738,568
		$44,738,568
Insurance — 1.2%
American International Group, Inc.	118,000	$8,297,760
Fidelity National Title Group, Inc., Class A	100,000	2,264,000
Lincoln National Corp.	222,430	14,144,324
		$24,706,084
Machinery — 1.0%
Caterpillar, Inc.	350,000	$21,710,500
		$21,710,500
Metals & Mining — 4.4%
Alcan, Inc. (1)	231,000	$11,113,410
Cia Vale do Rio Doce ADR	975,000	27,066,000
Phelps Dodge Corp.	244,600	30,085,800
Rio Tinto PLC (1)	390,476	20,954,999
Worthington Industries, Inc.	250,000	4,625,000
		$93,845,209
Multi-Utilities — 6.6%
National Grid PLC (1)	1,487,431	$20,182,559
RWE AG (1)	800,000	90,932,047
Sempra Energy	500,000	27,250,000
		$138,364,606
Oil, Gas & Consumable Fuels — 15.6%
BP PLC ADR	800,000	$54,464,000
Chevron Corp.	900,000	65,088,000
ConocoPhillips	720,000	48,456,000
Exxon Mobil Corp.	150,500	11,559,905
Husky Energy, Inc. (1)	386,000	26,489,335
Marathon Oil Corp.	757,500	71,492,850
Neste Oil Oyj (1)	300,000	9,715,756
Peabody Energy Corp.	500,000	23,005,000
Statoil ASA (1)	475,000	13,251,458
Williams Cos., Inc. (The)	210,500	5,843,480
		$329,365,784
Pharmaceuticals — 3.9%
Johnson & Johnson	641,500	$42,281,265
Pfizer, Inc.	351,000	9,648,990
Wyeth	638,000	30,802,640
		$82,732,895

Real Estate Investment Trusts (REITs) — 1.5%
Boston Properties, Inc.	261,600	$30,620,280
Host Hotels & Resorts, Inc.	79,586	2,007,159
		$32,627,439
Specialty Retail — 0.7%
Limited, Inc. (The)	500,000	$15,845,000
		$15,845,000
Textiles, Apparel & Luxury Goods — 1.0%
VF Corp.	275,000	$21,557,250
		$21,557,250
Thrifts & Mortgage Finance — 1.2%
Washington Mutual, Inc.	600,000	$26,208,000
		$26,208,000
Tobacco — 3.6%
Altria Group, Inc.	900,000	$75,789,000
		$75,789,000
Water Utilities — 0.9%
Severn Trent PLC (1)	666,666	$19,214,246
		$19,214,246
Wireless Telecommunication Services — 1.0%
Alltel Corp.	50,000	$2,837,000
Sprint Nextel Corp.	900,000	17,559,000
		$20,396,000
Total Common Stocks (identified cost $1,401,366,714)		$2,139,139,703

Preferred Stocks — 30.9%

Security	Shares	Value
Auto Components — 0.7%
Porsche International Finance PLC, 7.20% (1)(3)	145,000	$14,653,990
		$14,653,990
Capital Markets — 0.8%
UBS Preferred Funding Trust I, 8.622% (1)(3)(4)	150,000	16,967,805
		$16,967,805
Commercial Banks — 10.8%
Abbey National Capital Trust I, 8.963% (1)(3)(4)	100,000	$14,106,520
ABN AMRO North America Capital Funding Trust, 6.968% (1)(4)(5)	1,250	1,355,625
Barclays Bank PLC, 6.86% (1)(3)(4)(5)	35,000	4,017,429
Barclays Bank PLC, 8.55% (1)(3)(4)(5)	141,000	16,515,118
BNP Paribas Capital Trust, 9.003% (1)(3)(4)(5)	123,950	14,466,614

CA Preferred Fund Trust II, 7.00% (1)(3)	50,000	$5,132,895
CA Preferred Fund Trust, 7.00% (1)(3)	255,000	26,079,513
Cobank, ABC, 7.00% (5)	400,000	21,506,800
DB Capital Funding VIII, 6.375%	380,000	9,766,000
Den Norske Bank, 7.729% (1)(3)(4)(5)	160,000	17,980,096
First Republic Bank, 6.70%	576,700	14,682,782
First Tennessee Bank, 6.22% (4)(5)	4,275	4,447,069
HSBC Capital Funding LP, 10.176% (1)(4)(5)	17,500	2,720,151
HSBC Capital Funding LP, 9.547% (1)(3)(4)(5)	205,000	24,162,899
Lloyds TSB Bank PLC, 6.90% (1)(3)	110,000	11,089,375
Royal Bank of Scotland Group PLC, 8.10% (1)	31,000	804,450
Royal Bank of Scotland Group PLC, 9.118% (1)(3)	256,250	28,950,664
S Finance, 6.80% (1)(5)	150,000	3,855,000
US Bancorp, Series B, 5.974% (4)	285,000	7,424,250
		$229,063,250
Diversified Financial Services — 1.3%
Bank of America Corp., Series D, 6.204%	400,000	$10,528,000
ING Groep NV, 6.125% (1)	225,000	5,679,000
ING Groep NV, 7.20% (1)	473,155	12,183,741
		$28,390,741
Electric Utilities — 0.2%
Interstate Power & Light Co., 7.10%	181,400	$4,752,680
		$4,752,680
Food Products — 1.2%
Dairy Farmers of America, 7.875% (5)	211,000	$20,677,072
Ocean Spray Cranberries, Inc., 6.25% (5)	47,500	3,949,924
		$24,626,996
Gas Utilities — 1.2%
Southern Union Co., 7.55%	965,000	$24,993,500
		$24,993,500
Insurance — 6.2%
ACE Ltd., 7.80% (1)	230,775	$6,004,765
Aegon NV, 6.50% (1)	100,000	2,570,000
Arch Capital Group, Ltd., 7.875% (1)	60,500	1,569,975
Arch Capital Group, Ltd., 8.00% (1)	424,500	11,096,430
AXA, 7.10% (1)(3)	200,000	20,595,640
Endurance Specialty Holdings, Ltd., 7.75% (1)	402,500	10,320,100
ING Capital Funding Trust III, 8.439% (1)(3)(4)	105,750	12,168,378
MetLife, Inc., 6.50%	289,000	7,537,120
PartnerRe, Ltd., 6.50% (1)	200,000	5,006,000

PartnerRe, Ltd., 6.75% (1)	98,200	$2,483,478
Prudential PLC, 6.50% (1)(3)	240,000	24,388,944
RenaissanceRe Holdings, Ltd., 6.08% (1)	309,100	7,399,854
Zurich Regcaps Fund Trust I, 6.58% (1)(4)(5)	6,000	6,303,000
Zurich Regcaps Fund Trust VI, 6.088% (1)(4)(5)	12,500	12,730,469
		$130,174,153
Real Estate Investment Trusts (REITs) — 7.9%
AMB Property Corp., 6.75%	426,000	$10,713,900
Colonial Properties Trust, 8.125%	577,000	14,961,610
Developers Diversified Realty Corp., 7.375%	160,000	4,100,800
Developers Diversified Realty Corp., 8.00%	250,000	6,387,500
Health Care REIT, Inc., 7.875%	170,100	4,381,776
Prologis Trust, 6.75%	1,500,000	38,250,000
PS Business Parks, Inc., 7.00%	400,000	10,196,000
PS Business Parks, Inc., 7.95%	400,000	10,480,000
Public Storage, Inc., 6.85%	1,000,000	25,062,500
Regency Centers Corp., 7.45%	45,000	1,130,850
Vornado Realty Trust, 7.00%	1,600,000	40,300,000
		$165,964,936
Thrifts & Mortgage Finance — 0.6%
Federal Home Loan Mortgage Corp., Series S, 5.872% (4)	47,500	$2,517,500
Federal National Mortgage Association, Series K, 5.396% (4)	200,000	10,070,000
		$12,587,500
Total Preferred Stocks (identified cost $652,151,380)		$652,175,551

Other Issues — 0.0%

Security	Shares	Value
Scottish Power PLC, Deferred Shares (1)(3)	1,366,666	$0
Total Other Issues (identified cost, $0)		$0

Affiliated Investments — 0.7%

Security	Value
Investment in Cash Management Portfolio, 4.83% (6)	$14,430,061
Total Affiliated Investments (at amortized cost, $14,430,061)	$14,430,061
Total Investments — 132.9% (identified cost $2,067,948,155)	$2,805,745,315

Other Assets, Less Liabilities — 0.3%	$5,680,365
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (33.2)%	$(700,523,458)
Net Assets Applicable to Common Shares — 100.0%	$2,110,902,222

ADR	—	American Depository Receipt
(1)		Foreign security.
(2)		Non-income producing security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		Variable rate security. The stated interest rate represents the rate in effect at November 30, 2006.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of the securities is $154,687,266 or 7.3% of the Fund’s net assets.

(6)

Affiliated investment that invests in high quality U.S. money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of November 30, 2006.

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
United States	59.2%	$1,659,476,465
United Kingdom	12.9%	363,184,644
Germany	5.6%	155,320,736
France	5.1%	142,852,735
Switzerland	3.0%	83,853,295
Canada	2.6%	73,433,875
Bermuda	2.1%	58,449,837
Ireland	2.0%	56,709,405
Finland	1.6%	44,918,462
Norway	1.6%	44,253,674
Belgium	1.5%	41,234,477
Netherlands	1.2%	33,956,743
Italy	1.1%	31,810,139
Cayman Islands	0.4%	12,435,828
Spain	0.1%	3,855,000
Total	100.0%	$2,805,745,315

The Fund did not have any open financial instruments at November 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Fund at November 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,067,948,155
Gross unrealized appreciation	$751,400,158
Gross unrealized depreciation	(13,602,998)
Net unrealized appreciation	$737,797,160

The net unrealized appreciation on foreign currency at November 30, 2006 was $39,549.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	January 26, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	January 26, 2007